Subsequent Event (Details) (USD $)	12 Months Ended
May 29, 2011
Subsequent Event
Dividend declared date	Jun. 30, 2011
Cash dividend declared, per share	$ 0.43
Dividend payment date	Aug. 01, 2011
Dividend record date	Jul. 11, 2011